Operating Expenses - Schedule of Operating Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Expenses [Line Items]
Depreciation and amortization	$ 0	$ 43,496
Restructuring expense	2,876,845	4,522,639
Research and development	3,055,088	3,242,622
Marketing and advertising	1,857,785	885,051
Sales and marketing	2,349,005	2,361,105
Sales and marketing [Member]
Schedule of Operating Expenses [Line Items]
Salaries and Benefits	301,811	745,716
Professional and consulting fees	168,277	655,810
Office expenses	1,311	25,360
Travel and entertainment	17,452	46,832
Depreciation and amortization	2,369	2,336
Research and development [Member]
Schedule of Operating Expenses [Line Items]
Salaries and Benefits	700,191	2,055,067
Professional and consulting fees	374,246	296,293
Clinical study expenses	1,497,901	324,751
Office expenses	97,472	87,885
Travel and entertainment	16,421	59,123
Depreciation and amortization	287,026	284,591
Materials for clinical studies	81,831	134,912
Restructuring expense [Member]
Schedule of Operating Expenses [Line Items]
Salaries and Benefits	797,579	1,524,397
General and administrative [Member]
Schedule of Operating Expenses [Line Items]
Employee stock option expense	823,863	1,028,383
Professional and consulting fees	662,785	1,038,126
Office expenses	208,266	411,367
Insurance	129,572	261,473
Travel and entertainment	44,244	48,872
Depreciation and amortization	$ 210,536	$ 210,021